Subsequent events (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions		1 Months Ended			12 Months Ended
	Apr. 12, 2019 USD ($) $ / shares shares	Apr. 16, 2019 USD ($)	Mar. 31, 2019 CNY (¥) shares	Sep. 30, 2018 HKD ($)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 HKD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Subsequent events [Line Items]
Short-term Debt					¥ 0				$ 0	¥ 588,235
Cash and Cash Equivalents, at Carrying Value					¥ 6,004,231				$ 873,279	¥ 2,617,432
Commercial Bank [Member]
Subsequent events [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 700
Debt Instrument, Description of Variable Rate Basis					HIBOR plus 0.67%
Debt Instrument, Basis Spread on Variable Rate				0.67%
Scenario, Forecast [Member] | Commercial Bank [Member]
Subsequent events [Line Items]
Short-term Debt							$ 320
Term Deposits Asset | ¥			¥ 300,000
Scenario, Forecast [Member] | Goldman Sachs Loan[Member]
Subsequent events [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 100,250
Debt Instrument, Description of Variable Rate Basis			LIBOR plus a margin per annum. The margin ranges from 1.25% to 3.65% subject to the actual term of the loan.
Short-term Debt		$ 0				$ 100,250
Repayments of Short-term Debt		$ 100,250
Scenario, Forecast [Member] | BIGO Inc [Member]
Subsequent events [Line Items]
Business Combination, Contingent Consideration, Liability, Current						343,100
Cash and Cash Equivalents, at Carrying Value						$ 343,100
Scenario, Forecast [Member] | Common Class A [Member] | BIGO Inc [Member]
Subsequent events [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			313,888,496
Scenario, Forecast [Member] | Common Class B [Member] | BIGO Inc [Member]
Subsequent events [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			38,326,579
American depository securities [Member] | Scenario, Forecast [Member]
Subsequent events [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	4,800,000
Sale of Stock, Consideration Received on Transaction	$ 111,200
American depository securities [Member] | Scenario, Forecast [Member] | Guangzhou Huya Technology Co., Ltd. [Member]
Subsequent events [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	13,600,000
Sale of Stock, Price Per Share | $ / shares	$ 24.00
Sale of Stock, Consideration Received on Transaction	$ 313,800
Minimum [Member] | Scenario, Forecast [Member] | Goldman Sachs Loan[Member]
Subsequent events [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.25%
Maximum [Member] | Scenario, Forecast [Member] | Goldman Sachs Loan[Member]
Subsequent events [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.65%